Borrowings	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule Of Borrowings
Borrowings

15.	Borrowings

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Current:
- Bank overdraft	7,682	9,878	61,371
- Lease liabilities	1,570,074	2,018,958	2,059,748
- Bank borrowings	711,982	915,538	-
Borrowings Current	2,289,738	2,944,374	2,121,119

Non-current:
- Lease liabilities	3,132,055	4,027,510	2,956,727
- Bank borrowings	1,564,621	2,011,946	-
	4,696,676	6,039,456	2,956,727
	6,986,414	8,983,830	5,077,846

The breakdown of borrowings are as follows:

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Term loan #1	2,276,603	2,927,484	-
	2,276,603	2,927,484	-

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings (Continued)

The details of borrowings are as follows:

Term loan	Facility amount		Effective interest rate	Maturity date
			% p.a.

Term loan #1	S$	3,000,000	Prime Rate + 4%	November 2028

Term loan	Facility amount		Effective interest rate	Maturity date
			% p.a.

Term loan #13	S$	3,000,000	9%	November 2028

The Group obtained a term loan facility from Green Link Digital Bank for working capital purposes. The loan bears interest at a floating rate and is repayable by monthly instalments over a period of three years. The facility is secured by corporate guarantees from related companies, a fixed deposit pledged with the bank, and charges over the Group’s bank accounts. The carrying amount of the loan as at the reporting date was S$2,927,484 (US$2,276,603) (June 30, 2025: S$Nil).

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings (Continued)

A reconciliation of liabilities arising from financing activities is as follows:

	Beginning		Proceed	Non-cash changes
	of financial	Cash	from bank		Accretion of		Fair value	End of financial
	year	flows	borrowings	Addition	interests	Other	reserve	year
	US$	US$	US$	US$	US$	US$	US$	US$

December 31, 2025
Liabilities
Bank overdraft	48,251	(40,569)	-	-	-	-	-	7,682
Lease liabilities
- Current	1,619,426	(1,433,280)	-	1,425,177	91,093	-	-	1,702,416
- Non-current	2,324,654	-	-	675,059	-	-	-	2,999,713
Bank borrowings
- Current	-	(74,567)	768,375	-	18,174	-	-	711,982
- Non-current	-	-	1,564,621	-	-	-	-	1,564,621

	3,992,331	(1,548,416)	2,332,996	2,100,236	109,267	-	-	6,986,414

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings (Continued)

	Beginning		Proceed	Non-cash changes
	of financial	Cash	from bank		Accretion of		Fair value	End of financial
	year	flows	borrowings	Addition	interests	Other	reserve	year
	S$	S$	S$	S$	S$	S$	S$	S$

December 31, 2025
Liabilities
Bank overdraft	61,371	(51,493)	-	-	-	-	-	9,878
Lease liabilities
- Current	2,059,748	(1,843,055)	-	1,855,307	117,136	-	-	2,189,136
- Non-current	2,956,727	-	-	900,605		-	-	3,857,332
Bank borrowings
- Current	-	(95,886)	988,054	-	23,370	-	-	915,538
- Non-current	-	-	2,011,946	-	-	-	-	2,011,946

	5,077,846	(1,990,434)	3,000,000	2,755,912	140,506	-	-	8,983,830

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings (Continued)

	Beginning		Proceed	Non-cash changes
	of financial	Cash	from bank		Accretion of		Fair value	End of financial
	year	flows	borrowings	Addition	interests	Other	reserve	year
	S$	S$	S$	S$	S$	S$	S$	S$

June 30, 2025
Liabilities
Bank overdraft	-	-	61,371	-	-	-	-	61,371
Lease liabilities
- Current	28,500	(1,096,308)	-	4,524,209	114,966	(1,511,619)	-	2,059,748
- Non-current	-	-	-	-	-	50,087	2,906,640	2,956,727
Bank borrowings
- Current	2,677,856	(6,766,838)	4,000,000	-	88,982	-	-	-
- Non-current	1,583,434	(1,583,434)	-	-	-	-	-	-

	4,289,790	(9,446,580)	4,061,371	4,524,209	203,948	(1,461,532)	2,906,640	5,077,846

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings

	2025	2025	2024
	US$	S$	S$

Current:
- Bank overdraft	48,251	61,371	-
- Lease liabilities	1,619,426	2,059,748	28,500
- Bank borrowings	-	-	2,677,856
	1,667,677	2,121,119	2,706,356

Non-current:
- Lease liabilities	2,324,654	2,956,727	-
- Bank borrowings	-	-	1,583,434
	2,324,654	2,956,727	1,583,434
	3,992,331	5,077,846	4,289,790

The breakdown of borrowings are as follows:

	2025	2025	2024
	US$	S$	S$

Term loan #1	-	-	206,695
Term loan #2	-	-	280,233
Term loan #3	-	-	178,565
Term loan #4	-	-	195,299
Term loan #6	-	-	531,708
Term loan #7	-	-	280,239
Term loan #9	-	-	322,818
Term loan #10	-	-	1,573,744
Term loan #11	-	-	691,989
Term loan #12	-	-	-
	-	-	4,261,290

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

15.	Borrowings (Continued)

The details of borrowings are as follows:

Term loan	Facility amount	Effective interest rate	Maturity date
		% p.a.

Term loan #1	S$600,000	2.50%	October 2025
Term loan #2	S$1,000,000	2.75%	October 2025
Term loan #3	S$600,000	2.75%	November 2025
Term loan #4	S$700,000	2.50%	November 2025
Term loan #6	S$1,400,000	2.25%	April 2026
Term loan #7	S$1,000,000	2.75%	October 2025
Term loan #9	S$850,000	2.25%	April 2026
Term loan #10	S$600,000	2.75%	November 2025
	S$1,000,000	3.00%	November 2025
	S$500,000	2.50%	March 2026
	S$529,890	1.53%	December 2035
	S$501,670	1.53%	December 2035
Term loan #11	S$400,000	2.25%	January 2026
	S$1,500,000	2.50%	December 2025
Term loan #12	S$4,000,000	4.30%	One-month term, upon maturity

Term loan #1 to #12 was fully settled during the financial year, and as at June 30, 2025, there are no outstanding bank borrowings.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

15.	Borrowings (Continued)

A reconciliation of liabilities arising from financing activities is as follows:

	Beginning of		Proceed from	Non-cash changes			Fair	End of
	financial year	Cash flows	bank borrowings	Addition	Accretion of interests	Other	value reserve	financial year
	US$	US$	US$	US$	US$	US$	US$	US$

June 30, 2025
Liabilities
Bank overdraft	-	-	48,251	-	-	-	-	48,251
Lease liabilities
- Current	22,407	(861,945)	-	3,557,047	90,389	(1,188,472)	-	1,619,426
- Non-current	-	-	-	-	-	39,380	2,285,274	2,324,654
Bank borrowings
- Current	2,105,398	(5,320,259)	3,144,901	-	69,960	-	-	-
- Non-current	1,244,936	(1,244,936)	-	-	-	-	-	-

	3,372,741	(7,427,140)	3,193,152	3,557,047	160,349	(1,149,092)	2,285,274	3,992,331

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

15.	Borrowings (Continued)

	Beginning of		Proceed from	Non-cash changes			Fair	End of
	financial year	Cash flows	bank borrowings	Addition	Accretion of interests	Other	value reserve	financial year
	S$	S$	S$	S$	S$	S$	S$	S$

June 30, 2025
Liabilities
Bank overdraft	-	-	61,371	-	-	-	-	61,371
Lease liabilities
- Current	28,500	(1,096,308)	-	4,524,209	114,966	(1,511,619)	-	2,059,748
- Non-current	-	-	-	-	-	50,087	2,906,640	2,956,727
Bank borrowings
- Current	2,677,856	(6,766,838)	4,000,000	-	88,982	-	-	-
- Non-current	1,583,434	(1,583,434)	-	-	-	-		-

	4,289,790	(9,446,580)	4,061,371	4,524,209	203,948	(1,461,532)	2,906,640	5,077,846

June 30, 2024
Liabilities
Lease liabilities
- Current	566,039	(553,000)	-	-	15,461	-	-	28,500
- Non-current	28,500	-	-	-	-	(28,500)	-	-
Bank borrowings
- Current	3,223,150	(2,517,707)	-	-	160,777	1,811,636	-	2,677,856
- Non-current	3,395,070	-	-	-	-	(1,811,636)	-	1,583,434

	7,212,759	(3,070,707)	-	-	176,238	(28,500)	-	4,289,790

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024